Income Taxes (Tables)	8 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision for income taxes consists of the following:

	Year ended April 30,			8-month Period ended December 31,
	2010	2011	2012	2012
	HK$	HK$	HK$	HK$

Current tax
- Hong Kong	10,499	2,695	2,985	1,800
- PRC	-	30,411	13,826	4,276
Deferred tax	358	-	-	(2,732)
	10,857	33,106	16,811	3,344

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

		Year ended April 30,		8-month Period ended December 31,
	2010	2011	2012	2012
	HK$	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	(3,795)	3,842	2,990	1,747
Effect of different tax rates in other jurisdictions	11,625	42,800	13,676	1,544
Effect of income not chargeable for tax purpose	(12,192)	(70,292)	(21)	(6)
Effect of expenses not deductible for tax purpose	16,797	56,740	818	19
Tax effect of unused tax losses not recognized	(1,578)	16	-	40
Over provision in previous years		-	(652)	-
	10,857	33,106	16,811	3,344

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The components of deferred tax asset (liability) recognized are as follows:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Deferred tax asset (liability):
Net operating loss carry forwards	(15,156)	-	-
Accelerated tax depreciation	-	(15,156)	(11,629)
Others	-	652	-

Net deferred tax asset (liability)	(15,156)	(14,504)	(11,629)